Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	¥ 746,043	¥ 501,676
Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	2,404	9,255
Total	2,404	9,255
Current Liabilities | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	2,391	9,233
Current Liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	13	22
Current Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	412	956
Total assets	10,412	956
Current Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	10,000
Current Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	10,000
Current Assets | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	412	956
Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	735,631	500,720
Noncurrent Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	25	4,371
Noncurrent Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	735,631	493,119
Noncurrent Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	735,606	488,748
Noncurrent Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		7,601
Noncurrent Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		7,601
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	735,631	496,370
Level 1 | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	735,631	496,370
Level 1 | Noncurrent Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	25	21
Level 1 | Noncurrent Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	735,631	488,769
Level 1 | Noncurrent Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	735,606	488,748
Level 1 | Noncurrent Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		7,601
Level 1 | Noncurrent Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		7,601
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	10,412	5,306
Level 2 | Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	2,404	9,255
Total	2,404	9,255
Level 2 | Current Liabilities | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	2,391	9,233
Level 2 | Current Liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	13	22
Level 2 | Current Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	412	956
Total assets	10,412	956
Level 2 | Current Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	10,000
Level 2 | Current Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	10,000
Level 2 | Current Assets | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	412	956
Level 2 | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets		4,350
Level 2 | Noncurrent Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		4,350
Level 2 | Noncurrent Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		¥ 4,350